SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

NOTE 7 － SHORT-TERM BORROWINGS

Short-term borrowings comprised of the followings:

	As of December 31,
	2024	2025
Bank borrowings, secured
- Trade financing loans	$15,255,874	$10,389,094

HTL Marketing obtained the trade financing revolving and factoring facilities among various financial institutions in Singapore, in the aggregate principal amount of up to $33 million for the years ended December 31, 2024 and 2025, which bear annual interest at the effective average rate ranging from 5.52% to 5.94% with maturity of 90 days to 180 days. The purpose of these banking facilities is to support the furniture export and leather trading operations of HTL Marketing.

The loans contain financial covenants requiring HTL Marketing to maintain defined financial ratios throughout the term of the facilities. HTL Marketing evaluated compliance with these covenants and determined that HTL Marketing was in compliance with all such requirements as of the reporting date.

These banking facilities are secured by an irrevocable corporate guarantee provided by one of the Company’s major shareholders, Golden Hill Capital Pte. Ltd. with a maximum amount of $50 million and certain assignments of accounts receivable. The corporate guarantee expires six months after the full repayment of all loans (see Note 15).